Commitments and Contingencies (Tables)	1 Months Ended
Jun. 30, 2018
Successor [Member]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at June 30, 2018, are payable as follows (in thousands):

Remainder of 2018	4,189
2019	4,383
2020	2,775
2021	2,051
2022	1,593
2023	1,524
Thereafter	1,525
Total	$18,040